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                                 ING FUNDS TRUST
                             ING INTERNATIONAL FUND
                          ING GROWTH OPPORTUNITIES FUND
                          ING MIDCAP OPPORTUNITIES FUND
                         ING SMALLCAP OPPORTUNITIES FUND
                          ING DISCIPLINED LARGECAP FUND
                                ING MAGNACAP FUND
                              ING GNMA INCOME FUND
                           ING INTERMEDIATE BOND FUND

                       Supplement Dated September 24, 2003
                               To ING Funds Trust
                               Class I Prospectus
                              Dated August 1, 2003

Prior to September 2, 2003, ING Intermediate Bond Fund was sub-advised by ING Investment Management, LLC ("IIM"). Effective September 2, 2003, the Fund is sub-advised by Aeltus Investment Management, Inc. ("ING Aeltus"). ING Aeltus and IIM are both indirect, wholly owned subsidiaries of ING Groep N.V. ("ING Groep") and affiliates of each other. ING Groep has undertaken an internal reorganization plan that will, among other things, integrate certain of its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions related to the Fund. As a result of this integration plan the sub-advisory contractual obligations formerly performed by IIM have been transferred to ING Aeltus. The portfolio management team for the Fund did not change as a result of the internal reorganization described above. The operational and supervisory functions of the Fund will continue to be provided by ING Investments, LLC.

The Prospectus is updated to reflect this new sub-advisory arrangement as described below:

a) The section entitled "Funds at a Glance" on page 2 of the Prospectus is revised to reflect that Aeltus Investment Management, Inc. is the sub-adviser for the ING Intermediate Bond Fund. All other references to ING Investment Management, LLC are hereby changed to Aeltus Investment Management, Inc.

b) The following replaces page 37 and the first five paragraphs of page 38 of the Prospectus:


ADVISER

ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company, formerly ING Pilgrim Investments, LLC, serves as the investment adviser to each of the Funds. ING Investments has overall responsibility for the management of the Funds. ING Investments provides or oversees all investment advisory and portfolio management services for each Fund.
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ING Investments is registered as an investment adviser with the SEC. ING
Investments is an indirect wholly-owned subsidiary of ING Groep N.V.
(NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of June 30, 2003, ING Investments managed over $35.0 billion in assets.

ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual management fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

Fund                             Management Fee
----                             --------------
ING International                     1.00%
ING International Value               1.00
ING Growth Opportunities              0.95
ING LargeCap Growth                   0.75
ING MidCap Opportunities              1.00
ING SmallCap Opportunities            1.00
ING Disciplined LargeCap              0.70
ING MagnaCap                          0.73
ING MidCap Value                      1.00
ING SmallCap Value                    1.00
ING Real Estate(1)                    0.70
ING GNMA Income                       0.49
ING Intermediate Bond                 0.50

(1) Prior to November 4, 2002, Clarion CRA Securities, L.P. served as the investment adviser rather than the Sub-Adviser to the Fund. Effective November 4, 2002, ING Investments became the Fund's investment adviser.

SUB-ADVISERS

ING has engaged a sub-adviser to provide the day-to-day management for each Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of each Sub-Adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of a Fund. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of a Fund.

INT INTERMEDIATE BOND FUND, ING INTERNATIONAL FUND, ING GROWTH OPPORTUNITIES FUND, ING MIDCAP OPPORTUNITIES FUND, ING SMALLCAP OPPORTUNITIES FUND, ING DISCIPLINED LARGECAP FUND, ING MAGNACAP FUND AND ING GNMA INCOME FUND

AELTUS INVESTMENT MANAGEMENT, INC.

Aeltus Investment Management, Inc. (ING Aeltus) serves as the Sub-Adviser to ING Intermediate Bond Fund, ING International Fund, ING Growth Opportunities Fund, ING MidCap Opportunities Fund, ING SmallCap Opportunities Fund, ING Disciplined LargeCap Fund, ING MagnaCap Fund and ING GNMA Income Fund. Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING.

As of June 30, 2003, ING Aeltus managed over $41.5 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.

ING INTERMEDIATE BOND FUND

The Fund has been managed by a team of investment professionals led by James B. Kauffmann since December 1998. Mr. Kauffmann joined ING's asset management operations ("ING") in 1996 and has over 17 years of investment experience.

ING INTERNATIONAL FUND

The following individuals share responsibility for the day-to-day management of the Fund:

Richard T. Saler, Senior Vice President and Director of International Equity Investment Strategy of ING Aeltus, has served as Portfolio Manager of the portfolio management team that manages the Fund since January 1994. From 1986 until July 2000, he was Senior Vice
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President and Director of International Equity Strategy at Lexington Management
Corporation (Lexington).

Philip A. Schwartz, Senior Vice President and Director of International Equity Investment Strategy of ING Aeltus, has served as Portfolio Manager of the portfolio management team that manages the Fund since January 1996. Prior to joining ING in July 2000, Mr. Schwartz was Senior Vice President and Director of International Equity Investment Strategy at Lexington.

ING GROWTH OPPORTUNITIES FUND, ING MIDCAP OPPORTUNITIES FUND AND ING SMALLCAP OPPORTUNITIES FUND

The Funds have been managed by a team of investment professionals led by Matthew
S. Price and David C. Campbell since April 2003. Matthew S. Price, Portfolio Manager, joined ING as a managing director and portfolio manager in 1992. David
C. Campbell, Portfolio Manager, joined ING as a managing director and portfolio manager in 1990.

ING DISCIPLINED LARGECAP FUND

The Fund has been managed by a team of investment professionals led by Hugh T.M. Whelan since June 2003. Mr. Whelan served as co-manager of the Disciplined LargeCap Fund since August 2001. Mr. Whelan has served as a quantitative equity analyst at ING since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in ING's fixed income group, specializing in corporate securities, since 1994.

ING MAGNACAP FUND

The Fund has been managed by a team of investment professionals led by William
F. Coughlin since April 2003. William F. Coughlin, Portfolio Manager, joined ING in April 2003. Prior to joining ING, Mr. Coughlin was Chief Investment officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta Capital Management LLC, he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.

ING GNMA INCOME FUND

The following individuals share responsibility for the day to day management of the Fund:

Denis P. Jamison, Senior Vice President and Portfolio Manager of ING Aeltus, has served as Senior Portfolio Manager of the Fund since July 1981. Prior to joining ING in July 2000, he was a Senior Vice President at Lexington Management Corp. (Lexington) since May 1981.

Roseann G. McCarthy, Assistant Vice President of ING Aeltus, has served as co-manager of ING GNMA Income Fund since May 1999. Prior to joining ING in July 2000, she was an Assistant Vice President at Lexington. She joined the Lexington Fixed Income Department in 1997.
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c)    The section entitled "Sub-Advisers" beginning on page 37 of the Prospectus is revised to delete the last two paragraphs of the section on page 43 regarding ING Intermediate Bond Fund.

This supplement supersedes the supplement dated September 2, 2003.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE